Investment Risks - BERKSHIRE FUNDS	May 01, 2026
Equity Securities and Market Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk
Prospectus [Line Items]
Risk [Text Block]

Industry Risk. The Fund concentrates its investments in the “electronic technology industry.” As a result, the Fund is subject to the risk that stocks within the same industry will decline in price due to industry-specific market or economic developments.

Small Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Company Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance, and may increase taxable distributions.

Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

Exchange Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

Cryptocurrency Risk
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies through ETFs or indirectly through an investment in companies that hold cryptocurrencies on their balance sheets. The Fund may also invest in companies that are directly involved in providing infrastructure, trading platforms, technology, or other services relating to cryptocurrencies.

Key Personnel Risk
Prospectus [Line Items]
Risk [Text Block]

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Other Risks
Prospectus [Line Items]
Risk [Text Block]

Other Risks. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; (such as the global pandemic coronavirus disease (COVID); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose money investing in the Fund
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.